Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,197,000
Previously Paid Amount	0.00
Total Fee Amount	1,684.41
Total Offset Amount	0.00
Net Fee	1,684.41
Narrative - Max Aggregate Offering Price	$ 12,197,000
Final Prospectus	true